LEASES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Leases Abstract
Operating lease cost		$ 26	$ 65	$ 127
Short-term lease cost		4	14	18
Total lease costs		$ 30	$ 79	$ 145